Earnings per share	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings per share
9.	Earnings per share:

The Company applies the if-converted method to determine the Earnings Per Share (“EPS”) impact for the convertible Series A preferred shares. The following is a reconciliation of the numerator and denominator used in the basic and diluted EPS computations.

Three months ended June 30, 2013	Earnings (numerator)	Shares (denominator)	Per share amount

Net earnings	$127,154
Less:
Series A preferred share dividends	(9,423)
Series C preferred share dividends	(8,631)
Series D preferred share dividends	(1,545)

Basic EPS:
Earnings attributable to common shareholders	$107,555	64,487,000	$1.67

Effect of dilutive securities:
Share-based compensation	—	399,000
Contingent consideration (note 2)	—	508,000
Convertible Series A preferred shares	9,423	21,309,000

Diluted EPS:
Earnings attributable to common shareholders plus assumed conversion	$116,978	86,703,000	$1.35

Three months ended June 30, 2012	Earnings (numerator)	Shares (denominator)	Per share amount

Net loss	$(6,749)
Less:
Series A preferred share dividends	(8,371)
Series C preferred share dividends	(8,569)

Basic and diluted EPS(1) :
Loss attributable to common shareholders	$(23,689)	62,608,000	$(0.38)

(1)

The convertible Series A preferred shares, contingent consideration, shares held in escrow and share-based compensation are not included in the computation of diluted EPS because their effects are anti-dilutive for the period.

Six months ended June 30, 2013	Earnings (numerator)	Shares (denominator)	Per share amount

Net earnings	$182,760
Less:
Series A preferred share dividends	(18,473)
Series C preferred share dividends	(17,251)
Series D preferred share dividends	(3,088)

Basic EPS:
Earnings attributable to common shareholders	$143,948	64,129,000	$2.24

Effect of dilutive securities:
Share-based compensation	—	382,000
Contingent consideration (note 2)	—	743,000
Shares held in escrow (note 2)	—	95,000
Convertible Series A preferred shares	18,473	21,001,000

Diluted EPS:
Earnings attributable to common shareholders plus assumed conversion	$162,421	86,350,000	$1.88

Six months ended June 30, 2012	Earnings (numerator)	Shares (denominator)	Per share amount

Net earnings	$44,509
Less:
Series A preferred share dividends	(16,499)
Series C preferred share dividends	(17,102)

Basic EPS:
Earnings attributable to common shareholders	$10,908	63,153,000	$0.17

Effect of dilutive securities:
Share-based compensation	—	204,000
Contingent consideration (note 2)	—	605,000
Shares held in escrow (note 2)	—	504,000

Diluted EPS:
Earnings attributable to common shareholders plus assumed conversion	$10,908	64,466,000	$0.17